SCHEDULE OF ESTIMATED USEFUL LIVES OF MAJOR INTANGIBLE ASSETS (Details)	Mar. 31, 2025
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years